Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,055,000
Previously Paid Amount	0.00
Total Fee Amount	421.90
Total Offset Amount	0.00
Net Fee	421.90
Narrative - Max Aggregate Offering Price	$ 3,055,000
Final Prospectus	true